Investment Objectives and Goals	Nov. 12, 2025
Range Global Coal Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Range Global Coal Index ETF
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Range Nuclear Renaissance Index ETF